Great East Japan Earthquake and Thai Floods - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Great East Japan Earthquake	Mar. 31, 2011 Great East Japan Earthquake	Mar. 31, 2013 Thai Floods	Mar. 31, 2012 Thai Floods	Mar. 31, 2013 Thai Floods Fixed assets, inventories and additional expenses	Mar. 31, 2012 Thai Floods Fixed assets, inventories and additional expenses	Mar. 31, 2013 Thai Floods Insurance Claims for Business Interruption	Mar. 31, 2012 Thai Floods Insurance Claims for Business Interruption
Unusual or Infrequent Item [Line Items]
Incremental losses and expenses directly related to the damage caused by the disaster	¥ 5,864	¥ 10,897		¥ 13,236
Incremental loss caused by disaster, disposal or impairment of fixed assets		7,668		7,882
Insurance recoveries	2,159	10,841
Other losses and expenses which included idle facility costs at manufacturing sites and other additional expenses	6,294	11,821	4,529	13,899
Proceeds from insurance settlement for fixed assets, inventories and additional expenses	15,000		53,316	50,416	25,284	26,316	28,032	24,100
Amount due to certain carrier as reinsurance	2,000
Gain from insurance recovery					11,961	17,520
Insurance receivables			2,482	5,788
Repairs and other costs to be incurred			¥ 3,555